Financial Risk Management - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of credit risk [line items]
Percentage borrowings denominated in fixed rate	96.00%		96.00%
Percentage of trade account receivables insured	89.00%		89.00%
Liquidity value	€ 531
Cash and cash equivalents	269			€ 347	€ 472	€ 991
Undrawn facilities	262
Revolving credit facilities outstanding	207
Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Nominal amount hedging instrument | $			$ 484
Forward purchase contracts versus EURO [Member]
Disclosure of credit risk [line items]
Net position hedges related to loans and deposits | $		$ 436
Forward purchase contracts [member] | Cross currency swaps [member]
Disclosure of credit risk [line items]
Net position hedges related to loans and deposits | $		870
Forward sale contracts [member] | Foreign exchange forward contracts [member]
Disclosure of credit risk [line items]
Net position hedges related to loans and deposits | $		294
Forward sale contracts [member] | Cross currency swaps [member]
Disclosure of credit risk [line items]
Net position hedges related to loans and deposits | $		$ 140
Pan US ABL facility (due 2022) [member]
Disclosure of credit risk [line items]
Borrowing base | $			$ 249
Secured inventory based facility (due 2019) [member]
Disclosure of credit risk [line items]
Borrowing base	71
10% increase or decrease in the market price [member] | Aluminium [member]
Disclosure of credit risk [line items]
Impact of increase or decrease in market price in gain or loss from derivatives	€ 35
Bottom of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Maturity period	2018	2018
Top of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Maturity period	2022	2022
Top of range [member] | 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates [member]
Disclosure of credit risk [line items]
Impact of increase or decrease in interest rate in income/loss before income tax	€ 1